Taxes - Schedule of Provision (Benefit) for Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision (Benefit) for Income Tax [Abstract]
Current income tax	$ 463,191	$ 878,404	$ 410,317
Deferred income tax	484,338	(717,679)	264,027
Total provision for income tax expenses	$ 947,529	$ 160,725	$ 674,344